Organization and Nature of Operations	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations
1.	Organization and Nature of Operations
(a) Principal activities
XPeng Inc. (“XPeng” or the “Company”) was incorporated under the laws of the Cayman Islands on December 27, 2018, as an exempted company with limited liability. The Company, its subsidiaries and consolidated variable interest entity (“VIE”) and VIE’s subsidiaries (“VIEs”, also refer to VIE and its subsidiaries as a whole, where appropriate) are collectively referred to as the “Group”.
The Group designs and develops smart electric vehicles. It delivered its first model of smart electric vehicles, G3, commercially in December 2018, and delivered its second model of smart electric vehicles, a four-door sports sedan, P7, since May 2020. It delivered the G3i, the new mid-cycle
facelift version of the G3, since August 2021, and delivered its third model of smart electric vehicles, a family sedan featured with LiDAR, P5, since September 2021. It delivered its fourth model of smart electric vehicles, a flagship SUV, G9, since September 2022. It manufactures all vehicles through its own plants in Zhaoqing and Guangzhou. As of December 31, 2021 and 2022, its primary operations are conducted in the People’s Republic of China (“PRC”).
(b) History of the Group and Reorganization
The Group commenced its operation through Guangzhou Chengxing Zhidong Automotive Technology Co., Ltd. (“Chengxing”) since 2015, Chengxing was founded by Mr. Heng Xia, Mr. Tao He and Mr. Xiaopeng He (collectively the ‘‘Founders’’), and subsequently obtained financing from various third party investors (collectively ‘‘Third Party Investors’’) from 2016 through 2018.
In preparation for its IPO, the Group completed a reorganization (the ‘‘Reorganization’’) in September 2019, which involved the following steps:

•	On December 27, 2018, the Company was established under the laws of the Cayman Islands as an exempted company with limited liability.

•	On January 7, 2019, XPeng Limited was incorporated in British Virgin Islands as a wholly owned subsidiary of the Company.

•	On February 21, 2019, XPeng (HK) Limited was incorporated in Hong Kong as a wholly owned subsidiary of XPeng Limited.

•	On June 21, 2019, Guangdong Xiaopeng Motors Technology Co., Ltd. (‘‘WFOE’’) was established as a wholly owned subsidiary of XPeng (HK) Limited in the PRC.

•
In September 2019, the Company issued 17,897,478 ordinary shares, 2,021,635 Series A Preferred Shares, 1,859,082 Series A1 Preferred Shares, 23,343 Series A2 Preferred Shares, 3,198,839 Series B Preferred Shares, 4,361,678 Series B1 Preferred Shares, 1,045,497 Series B2 Preferred Shares, 3,183,626 Series C Preferred Shares and 7,612,147 warrants in aggregate, to the existing shareholders of Chengxing, based on their respective equity interests in Chengxing. Concurrently, as a transitional arrangement and part of the Reorganization, a series of contractual agreements were entered into among WFOE, Chengxing and its existing shareholders, including the exclusive business cooperation agreement, the equity pledge agreement, the exclusive option agreement and the power of attorney. Consequently, WFOE became the primary beneficiary of Chengxing. In May 2020, WFOE exercised its rights under the contractual arrangements and purchased 100% of Chengxing. Consequently, Chengxing became an indirect wholly owned subsidiary of XPeng Inc.

The equity interests held by the existing shareholders in the Company after the Reorganization are the same as the equity interests held by them in Chengxing before the Reorganization. Out of the equity interests issued, 43.44%, 38.09% and 18.47% were in the form of ordinary shares, Preferred Shares and warrants, respectively.

Prior to the Reorganization, the shareholders of Chengxing included individual shareholders and institutional shareholders. Pursuant to laws applicable to PRC residents and entities incorporated in the PRC, PRC individuals should complete registration of its outbound investments (i.e. the foreign exchange registration under State Administration of Foreign Exchange (“SAFE”) Circular 37), and PRC institutional investors should complete its statutory filings and foreign exchange registrations for outbound investment (i.e. ODI), respectively, before such PRC residents or entities’ can legally own offshore investments or equity interests in offshore entities. As such, all PRC individual shareholders and PRC institutional shareholders of Chengxing were required to complete their relevant registrations and/or statutory filings, as appropriate, before they could, in accordance with applicable PRC laws, hold directly or indirectly the ordinary shares of the Company, which is incorporated under the laws of the Cayman Islands. The warrants were to reflect the holder’s (indirect) rights, obligations and interest in the Company as if the holders were holding Preferred Shares of the Company before the holders complete their necessary registration for outbound investment to exercise their warrants into Preferred Shares of the Company. After the holders had completed the necessary registration for outbound investment, the holders were required to exercise the warrants immediately at a nil price per share. The warrants were also transferrable by the holder subject to approval of the Company’s board of directors. Accordingly, the warrants had been accounted for and presented based on the terms on the underlying Preferred Shares that the warrants were exercisable into (see Note 21).
The shareholders and their respective equity interest in the Company remained the same immediately before and after the Reorganization. Further, the Company, being the holding company after the Reorganization, is a newly established shell company. Accordingly, the Company determined that the Reorganization lacks substance and should be treated as a non-substantive
merger with no change in the basis of assets, liabilities and shareholders’ deficits of Chengxing.
On March 20, 2020, the Company completed a 1:25 share split of all of its ordinary and Preferred Shares of the Company. All shares and per share amounts presented in the consolidated financial statements have been retrospectively adjusted to reflect the share split.
In August and December 2020, the Company completed its initial public offering (“IPO”) and follow-on
offering (“FO”) on the New York Stock Exchange (“NYSE”) (Note 22).
In July 2021, the Company completed its global offering (“Global Offering”), including the Hong Kong Public Offering and the International Offering, on the Hong Kong Stock Exchange (“HKEX”) (Note 22).

(c) Principal subsidiaries and VIEs
As of December 31, 2022, the Company’s principal subsidiaries and VIEs are as follows:

	Place of incorporation	Date of incorporation or acquisition	Equity interest held	Principal activities
Principal subsidiaries
Chengxing (1)	PRC	January 09, 2015	100%	Investment holding
Guangzhou Xiaopeng Motors Technology Co., Ltd.(“Xiaopeng Technology”)	PRC	May 12, 2016	100%	Design and technology development
Guangzhou Xiaopeng Automobile Manufacturing Co., Ltd.	PRC	April 07, 2017	100%	Design and technology development
Zhaoqing Xiaopeng New Energy Investment Co., Ltd.(“Zhaoqing Xiaopeng New Energy”) (2)	PRC	February 13, 2020	100%	Manufacturing of vehicles
Zhaoqing Xiaopeng Automobile Co., Ltd.(“Zhaoqing XPeng”)	PRC	May 18, 2017	100%	Manufacturing of vehicles
Xiaopeng Motors Sales Co., Ltd. (“Xiaopeng Motors Sales”)	PRC	January 08, 2018	100%	Vehicle wholesale and retail
Beijing Xiaopeng Automobile Co., Ltd.(“Beijing Xiaopeng”)	PRC	April 28, 2018	100%	Vehicle wholesale and retail, design and technology development
Beijing Xiaopeng Automobile Sales Service Co., Ltd.	PRC	November 09, 2020	100%	Vehicle wholesale and retail
Shenzhen Xiaopeng Automobile Sales Service Co., Ltd.	PRC	August 06, 2018	100%	Vehicle wholesale and retail
Hangzhou Zhipeng Automobile Sales Service Co., Ltd.	PRC	April 10, 2019	100%	Vehicle wholesale and retail
Guangzhou Xiaopeng Automatic Driving Technology Co., Ltd.	PRC	November 18, 2019	100%	Technology development
Guangzhou Xiaopeng Smart Charging Technology Co., Ltd.	PRC	June 22, 2020	100%	Smart charging technology development
Xiaopeng Automobile Central China (Wuhan) Co.,Ltd.(“Wuhan Xiaopeng”)	PRC	April 30, 2021	100%	Technology development and vehicle retail
Shanghai Xiaopeng Motors Technology Co., Ltd.(“Shanghai Xiaopeng”)	PRC	February 12, 2018	100%	Technology development and vehicle retail
XPeng Huitian Holding Limited	BVI	October 12, 2020	100%	Investment holding
XPeng Dogotix Holding Limited	BVI	January 05, 2021	100%	Investment holding
XPeng (Hong Kong) Limited	Hong Kong	February 12, 2019	100%	Investment holding

(1)
As a transitional arrangement and part of the Reorganization, a series of contractual agreements were entered into among WFOE, Chengxing and its existing shareholders, including the exclusive business cooperation agreement, the equity pledge agreement, the exclusive option agreement and the power of attorney. Consequently, WFOE became the primary beneficiary of Chengxing. In May 2020, WFOE exercised its rights under the contractual arrangement and purchased 100% of Chengxing. Consequently, Chengxing became an indirect wholly owned subsidiary of XPeng Inc.

(2)
On February 13, 2020, Zhaoqing Xiaopeng New Energy was established by (i) Zhaoqing XPeng, which is a wholly owned subsidiary of the Company, and (ii) Zhaoqing Kunpeng Motor Technology Co., Ltd. (“Zhaoqing Kunpeng”), which is jointly owned by two shareholders of the Company. Each of Zhaoqing XPeng and Zhaoqing Kunpeng subscribed for 50% of the equity interest of Zhaoqing Xiaopeng New Energy, with Zhaoqing Kunpeng’s capital contribution representing an amount of RMB0 Yuan. Zhaoqing Xiaopeng New Energy holds a license for the manufacture of EVs and smart EVs which was approved by the Ministry of Industry and Information Technology (‘MIIT”). Pursuant to the terms of the arrangement, Zhaoqing Kunpeng does not have substantive participating rights to and is not entitled to any economic interest in Zhaoqing Xiaopeng New Energy. Therefore, Zhaoqing Xiaopeng New Energy has historically been consolidated by the Company as Zhaoqing XPeng substantially controls the entity’s assets and operating activities and bears fully all risks and rewards of ownership.

On February 13, 2020, Zhaoqing XPeng and Zhaoqing Kunpeng entered into a share transfer agreement, among which Zhaoqing Kunpeng agreed to transfer the 50% of the equity interest in Zhaoqing Xiaopeng New Energy to Zhaoqing XPeng at the price of the higher of (i) RMB1 Yuan or (ii) the capital injection actually paid by Zhaoqing Kunpeng upon the earlier of (i) the removal of the PRC foreign investment restrictions in the whole-unit vehicle industry; or (ii) December 31, 2022.
Effective from January 1, 2022, the PRC foreign investment restrictions in the whole-unit vehicle industry were removed. Therefore, on January 4, 2022, Zhaoqing Kunpeng transferred its 50% equity interest in Zhaoqing Xiaopeng New Energy to Zhaoqing XPeng for a total cash consideration of RMB1 Yuan, after which Zhaoqing Xiaopeng New Energy become the Company’s indirect wholly owned subsidiary. This transfer did not affect the continued consolidation of financial statements of Zhaoqing Xiaopeng New Energy by the Company.

(3)	The English names of the subsidiaries and VIEs represent the best effort by the management of the Company in translating its Chinese names as they do not have official English name.

	Place of incorporation	Date of incorporation or acquisition	Principal activities
VIEs
Guangzhou Zhipeng IoV Technology Co., Ltd.(“Zhipeng IoV”) (Note 1(c)(i))	PRC	May 23, 2018	Business of development and the operation of an Internet of Vehicles network
Guangzhou Yidian Zhihui Chuxing Technology Co., Ltd.(“Yidian Chuxing”) (Note 1(c)(ii))	PRC	May 24, 2018	Business of provision of online-hailing services through online platform
Guangzhou Xintu Technology Co., Ltd. (“Xintu Technology”) (Note 1(c)(i))	PRC	April 27, 2021	Surveying and mapping
Guangdong Intelligent Insurance Agency Co., Ltd. (“GIIA”, formerly known as Qingdao Miaobao Insurance Agency Co., Ltd.) (Note 1(c)(iii))	PRC	July 22, 2022	Insurance agency
VIEs’ subsidiary
Jiangsu Zhipeng Kongjian Information Technology Co., Ltd. (“Zhipeng Kongjian”, formerly known as Jiangsu Zhitu Technology Co., Ltd., a subsidiary of Xintu Technology) (Note 1(c)(i))	PRC	June 23, 2021	Surveying and mapping
(i) Zhipeng IoV which is primarily engaged in the business of development and the operation of an Internet of Vehicles network was established by two shareholders of the Company (the “Zhipeng IoV’s Nominee Shareholders”) on May 23, 2018. On May 28, 2018, Xiaopeng Technology, Zhipeng IoV, and Zhipeng IoV’s Nominee Shareholders entered into a series of contractual agreements, including an equity interest pledge agreement, a loan agreement, exclusive service agreement, exclusive call option agreement and power of attorney that irrevocably authorized Xiaopeng Technology to exercise the equity owner’s rights over Zhipeng IoV. These agreements provide the Company, as the only shareholder of Xiaopeng Technology, with a controlling financial interest under ASC 810 in Zhipeng IoV to direct the activities that most significantly impact Zhipeng IoV’s economic performance and enable the Company to obtain substantially all of the economic benefits arising from Zhipeng IoV. Management concluded that Zhipeng IoV is a variable interest entity of the Company and the Company is the ultimate primary beneficiary of Zhipeng IoV and shall consolidate the financial results of Zhipeng IoV in the Group’s consolidated financial statements under U.S. GAAP.
On April 27, 2021, Zhipeng IoV established Xintu Technology and became the only shareholder of Xintu Technology. On June 23, 2021, Xintu Technology acquired 100% of the equity interest of Zhipeng Kongjian which possesses surveying and mapping qualification certificate, which is determined to be an asset acquisition (Note 9(ii)).
On August 12, 2021, Guangzhou Kuntu Technology Co., Ltd. (“Kuntu Technology”), a company controlled by the Zhipeng IoV’s Nominee Shareholders, acquired 100% of the equity interest of Xintu Technology from Zhipeng IoV. On the same day, Xiaopeng Technology, Xintu Technology and Kuntu Technology entered into a series of contractual agreements, including an equity interest pledge agreement, a loan agreement, exclusive service agreement, exclusive call option agreement and power of attorney that irrevocably authorized Xiaopeng Technology to exercise the equity owner’s rights over Xintu Technology. These agreements provide the Company, as the only shareholder of Xiaopeng Technology, with a controlling financial interest under ASC 810 in Xintu Technology to direct the activities that most significantly impact Xintu Technology’s economic performance and enable the Company to obtain substantially all of the economic benefits arising from Xintu Technology. Management concluded that Xintu Technology is a variable interest entity of the Company and the Company is the ultimate primary beneficiary of Xintu Technology and shall consolidate the financial results of Xintu Technology in the Group’s consolidated financial statements under U.S. GAAP. As of December 31, 2022, Xintu Technology did not have significant operations, nor any material assets or liabilities.

On September 6, 2021, Xiaopeng Technology (wholly owned by the Company) acquired 50% equity interests in Zhipeng IoV from Zhipeng IoV’s Nominee Shareholders. At the same time, the aforementioned contractual agreements had been modified to reflect the change of equity interests in Zhipeng IoV. Xiaopeng Technology, Zhipeng IoV, and Zhipeng IoV’s Nominee Shareholders entered into a series of contractual agreements, including an equity interest pledge agreement, a loan agreement, exclusive service agreement, exclusive call option agreement and power of attorney that irrevocably authorized Xiaopeng Technology to exercise the equity owner’s rights over Zhipeng IoV. These agreements, coupled with its 50% equity interest, results in the Company, being the VIE’s primary beneficiary, with a controlling financial interest under ASC 810 in Zhipeng IoV, to direct the activities that most significantly impact Zhipeng IoV’s economic performance and enable the Company to obtain substantially all of the economic benefits arising from Zhipeng IoV. Accordingly, the Company continued to consolidate the financial results of Zhipeng IoV under U.S. GAAP. As of December 31, 2022, Zhipeng IoV did not have significant operations, nor any material assets or liabilities.
(ii) Yidian Chuxing which is primarily engaged in the business of provision of online-hailing services through online platform was established by two shareholders of the Company (the “Yidian Chuxing’s Nominee Shareholders”) on May 24, 2018. On May 28, 2018, Guangzhou Xiaopeng Zhihui Chuxing Technology Co., Ltd (“Xiaopeng Chuxing”), Yidian Chuxing, and Yidian Chuxing’s Nominee Shareholders entered into a series of contractual agreements, including an equity interest pledge agreement, a loan agreement, exclusive service agreement, exclusive call option agreement and power of attorney that irrevocably authorized Xiaopeng Chuxing to exercise the equity owner’s rights over Yidian Chuxing. These agreements provide the Company, as the only shareholder of Xiaopeng Chuxing, with a controlling financial interest under ASC 810 in Yidian Chuxing to direct the activities that most significantly impact Yidian Chuxing’s economic performance and enable the Company to obtain substantially all of the economic benefits arising from Yidian Chuxing. Management concluded that Yidian Chuxing is a variable interest entity of the Company and the Company is the ultimate primary beneficiary of Yidian Chuxing and shall consolidate the financial results of Yidian Chuxing in the Group’s consolidated financial statements under U.S. GAAP.
On September 10, 2021, Xiaopeng Chuxing (wholly owned by the Company) acquired 50%
equity interests in Yidian Chuxing from Yidian Chuxing’s Nominee Shareholders. At the same time, the aforementioned contractual agreements have been modified to reflect the change of equity interests in Yidian Chuxing. Xiaopeng Chuxing, Yidian Chuxing, and Yidian Chuxing’s Nominee Shareholders entered into a series of contractual agreements, including an equity interest pledge agreement, a loan agreement, exclusive service agreement, exclusive call option agreement and power of attorney that irrevocably authorized Xiaopeng Chuxing to exercise the equity owner’s rights over Yidian Chuxing. These agreements, coupled with its 50% equity interest, results in the Company, being the VIE’s primary beneficiary, with a controlling financial interest under ASC 810 in Yidian Chuxing, to direct the activities that most significantly impact Yidian Chuxing’s economic performance and enable the Company to obtain substantially all of the economic benefits arising from Yidian Chuxing. Accordingly, the Company continued to consolidate the financial results of Yidain Chuxing under U.S. GAAP. As of December 31, 2022, Yidian Chuxing did not have significant operations, nor any material assets or liabilities.
(iii) GIIA, primarily engaged in the business of insurance agency services and established in 2007, was acquired by Guangzhou Xuetao Enterprise Management Co., Ltd. (“Guangzhou Xuetao”), a company jointly established by the senior vice president of the Company and his spouse (the “GIIA’s Nominee Shareholders”). On July 22, 2022, Xiaopeng Motors Sales (wholly owned by the Company), Guangzhou Xuetao and GIIA’s Nominee Shareholders entered into a cooperation agreement that Guangzhou Xuetao irrevocably authorized Xiaopeng Motors Sales to exercise the
 100%
equity owner’s rights over GIIA. The agreement provides the Company, as the only shareholder of Xiaopeng Motors Sales with a controlling financial interest under ASC 810 in GIIA to direct the activities that most significantly impact GIIA’s economic performance and enable the Company to obtain substantially all of the economic benefits arising from GIIA. As a result of this contractual arrangement, management concluded that GIIA is a VIE of the Company and the Company is the ultimate primary beneficiary of GIIA and shall consolidate the financial results of GIIA in the Group’s consolidated financial statements under U.S. GAAP. As of December 31, 2022, GIIA did not have significant operations, nor any material assets or liabilities.

(d) Liquidity
The Group has been incurring losses from operations since inception. The Group incurred net losses of RMB2,731,985, RMB4,863,096 and RMB9,138,972 for the years ended December 31, 2020, 2021 and 2022, respectively. Accumulated deficit amounted to RMB16,191,566 and RMB25,330,916 as of December 31, 2021 and 2022, respectively. Net cash used in operating activities was approximately RMB139,766, RMB1,094,591 and RMB8,232,376 for the years ended December 31, 2020, 2021 and 2022, respectively.
The Group’s liquidity is based on its ability to enhance its operating cash flow position, obtain capital financing from equity interest investors and borrow funds to fund its general operations, research and development activities and capital expenditures. The Group’s ability to continue as a going concern is dependent on management’s ability to execute its business plan successfully, which includes increasing market acceptance of the Group’s products to boost its sales volume to achieve economies of scale while applying more effective marketing strategies and cost control measures to better manage operating cash flow position and obtaining funds from outside sources of financing to generate positive financing cash flows. With the completion of its IPO and FO on NYSE in August and December 2020, the Group received the net proceeds, after deducting the underwriting discounts and commissions, fees and offering expenses, of RMB11,409,248 and RMB15,980,227, respectively. In July 2021, with the completion of its Global Offering on HKEX, the Group further received the net proceeds, after deducting the underwriting discounts and commissions, of HKD15,823,315. As of December 31, 2022, the Group’s balance of cash and cash equivalents, restricted cash, excluding RMB21,901 restricted as to withdrawal or use for legal disputes, short-term deposits, short-term investments and current portion of long-term deposits was
RMB31,303,428.
Management has concluded that its existing balance of cash and cash equivalents, short-term deposits, short-term investments and current portion of long-term deposits as of December 31, 2022, provide the Group with sufficient liquidity to meet its working capital requirements and contractual (including debt) obligations for the next twelve months following the issuance of the consolidated financial statements. Accordingly, the consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations.